Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 57,044,820	$ 1,739,702	$ 68,450,404	$ 109,625,660
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	45,472,102	1,386,767	37,757,556	41,328,374
Amortization	2,695,564	82,207	2,726,481	2,841,334
Expected credit impairment losses (gains)	(69,519)	(2,120)	(130,518)	2,723
Net loss of financial assets and liabilities at fair value through profit or loss	320,956	9,788	40,553	1,247,962
Interest expense	1,678,702	51,196	1,473,729	1,785,311
Interest income	(3,670,218)	(111,931)	(4,853,124)	(2,022,314)
Dividend income	(1,202,714)	(36,679)	(1,773,498)	(2,163,043)
Share-based payment	788,849	24,058	1,031,896	1,351,738
Share of profit of associates and joint ventures	(1,238,628)	(37,775)	(4,307,614)	(1,626,103)
Gain on disposal of property, plant and equipment	(72,402)	(2,208)	(268,293)	(482,983)
Gain on disposal of subsidiary	(352)	(11)	0	0
Loss (gain) on disposal of investments accounted for under the equity method	2,093	64	(163,395)	(50,553)
Loss on repurchases of bonds	0	0	0	203,851
Exchange loss on financial assets and liabilities	1,331,907	40,619	85,353	2,436,159
Bargain purchase gain in acquisition of equity investee	0	0	(494,001)	0
Gain on lease modification	(8,599)	(262)	(113)	(1,162)
Amortization of deferred government grants	(841,091)	(25,651)	(2,663,843)	(4,163,746)
Income and expense adjustments	45,186,650	1,378,062	28,461,169	40,687,548
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	(543,068)	(16,562)	1,945,525	14,825
Contract assets	110,439	3,368	(381,105)	(47,842)
Notes receivable and accounts receivable	(3,269,237)	(99,702)	7,201,939	(1,115,482)
Other receivables	662,553	20,206	(526,223)	(914,736)
Inventories	365,305	11,141	(4,944,756)	(7,637,528)
Other current assets	192,256	5,863	939,912	(4,041,038)
Contract fulfillment costs	303,311	9,250	(164,316)	(97,027)
Contract liabilities	(599,528)	(18,284)	(267,858)	(252,594)
Accounts payable	14,590	445	(1,341,114)	490,949
Other payables	(1,173,347)	(35,784)	(5,683,081)	9,230,484
Other current liabilities	1,056,250	32,213	1,470,483	791,279
Net defined benefit liabilities	(584,384)	(17,822)	(262,084)	(711,115)
Other noncurrent liabilities	(4,947)	(151)	(89,593)	(8,039)
Cash generated from operations	98,761,663	3,011,945	94,809,302	146,015,344
Interest received	4,151,879	126,620	4,579,972	1,852,783
Dividend received	2,274,607	69,369	3,649,805	4,132,529
Interest paid	(1,339,730)	(40,858)	(1,027,500)	(1,422,337)
Income tax paid	(9,976,377)	(304,251)	(16,011,870)	(4,717,790)
Net cash provided by operating activities	93,872,042	2,862,825	85,999,709	145,860,529
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(1,894,858)	(57,788)	(1,182,248)	(1,041,792)
Proceeds from disposal of financial assets at fair value through profit or loss	989,051	30,163	525,237	773,318
Acquisition of financial assets at fair value through other comprehensive income or loss	(64,694)	(1,973)	0	0
Acquisition of financial assets measured at amortized cost	(4,167,692)	(127,102)	(6,296,321)	(1,682,788)
Proceeds from redemption of financial assets measured at amortized cost	6,702,256	204,399	678,907	30,179,933
Acquisition of investments accounted for under the equity method	(533,973)	(16,285)	0	0
Proceeds from disposal of investments accounted for under the equity method	0	0	293,266	0
Proceeds from capital reduction of investments accounted for under the equity method	1,601,874	48,853	1,303,106	0
Increase in prepayment for investments	(7,135)	(217)	0	0
Disposal of subsidiary	(196,009)	(5,978)	0	0
Acquisition of property, plant and equipment	(88,543,595)	(2,700,323)	(91,473,668)	(80,127,628)
Proceeds from disposal of property, plant and equipment	120,939	3,688	323,385	669,282
Increase in refundable deposits	(769,153)	(23,457)	(44,100)	(558,491)
Decrease in refundable deposits	1,519,269	46,333	83,856	186,175
Acquisition of intangible assets	(2,799,420)	(85,374)	(2,546,516)	(2,756,155)
Government grants related to assets acquisition	2,131,264	64,997	591,086	173,909
Increase in other noncurrent assets	(29,227)	(891)	(42,532)	(243,084)
Decrease in other noncurrent assets	0	0	0	55
Net cash used in investing activities	(85,941,103)	(2,620,955)	(97,786,542)	(54,427,266)
Cash flows from financing activities:
Increase in short-term loans	30,683,900	935,770	29,120,960	228,980
Decrease in short-term loans	(35,698,900)	(1,088,713)	(15,590,960)	(2,194,664)
Cash payments for the principal portion of the lease liability	(731,138)	(22,298)	(666,439)	(712,854)
Proceeds from bonds issued	0	0	10,000,000	0
Bonds issuance costs	(465)	(14)	(10,755)	0
Redemption of bonds	(8,500,000)	(259,225)	0	(13,305,050)
Proceeds from long-term loans	36,286,030	1,106,619	15,416,130	2,319,371
Repayments of long-term loans	(23,107,596)	(704,715)	(11,558,426)	(21,135,630)
Increase in guarantee deposits	68,041	2,075	11,651,109	15,823,396
Decrease in guarantee deposits	(640,362)	(19,529)	(1,227,764)	(838,455)
Decrease in other financial liabilities	0	0	(21,209,443)	0
Cash dividends and cash distributed from additional paid-in capital	(37,585,606)	(1,146,252)	(45,014,783)	(37,445,300)
Change in non-controlling interests	26,349	803	4,187	5,456
Net cash used in financing activities	(39,199,747)	(1,195,479)	(29,086,184)	(57,254,750)
Effect of exchange rate changes on cash and cash equivalents	3,715,419	113,310	(392,145)	7,018,133
Net increase (decrease) in cash and cash equivalents	(27,553,389)	(840,299)	(41,265,162)	41,196,646
Cash and cash equivalents at beginning of year	132,553,615	4,042,502	173,818,777	132,622,131
Cash and cash equivalents at end of year	$ 105,000,226	$ 3,202,203	$ 132,553,615	$ 173,818,777